SHARE CAPITAL (Stock Option Plans) (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	35 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011 Restricted Shares [Member]	Dec. 31, 2013 RSUs [Member]	Dec. 31, 2013 RSUs [Member] Board of Directors [Member]	Dec. 31, 2012 RSUs [Member] Board of Directors [Member]	Dec. 31, 2013 RSUs [Member] Certain Employees [Member]	Dec. 31, 2013 RSUs [Member] Certain Employees [Member]	Dec. 31, 2012 RSUs [Member] Certain Employees [Member]	Dec. 31, 2013 Stock Options [Member]	Mar. 31, 2003 The 2003 Plan [Member]	Nov. 30, 2007 The 2006 Plan [Member]	Oct. 31, 2012 The 2006 Plan [Member]	Jul. 31, 2006 The 2006 Plan [Member]
Stockholders' Equity [Line Items]
Shares reserved for option plan												3,139			7,534
Additional shares reserved for option plan													8,334	878,770
Shares granted during the period				83		40,000	30,000	3,000	3,000	50,000
Shares vested during period					75,000
Shares cancelled during the period					5,000
Shares authorized											910,751
Shares available for future grants											70,004
Vesting period											4 years
Expiration period											10 years
Granted, weighted-average grant date fair value	$ 2.46	$ 4.62	$ 7.35
Unrecognized compensation cost											$ 1,924
Unrecognized compensation cost, recognition period											2 years 5 months 16 days